UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 29, 2000

Check here if Amendment [ X ];  Amendment Number:   1
This Amendment (Check only one):    [ X ]  is a restatement.
                                    [  ]  adds new holdings
                                    [  ]  entries.

Institutional Investment Manager Filing this Report:

Name:          David A. Charnes
Address:       CSX Capital Management, Inc.
               901 East Cary Street, Suite 1600
               Richmond, VA   23219

Form 13F File Number:   28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David A. Charnes
Title:         Vice President
Phone:         (804) 782-6738

Signature, Place, and Date of Signing

 /s/ David A. Chranes               Richmond, VA         October 6, 2000

Report Type (Check only one):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total:     $282,252,994


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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  Form 13F INFORMATION TABLE

Name of Issuer                                                                                               Voting Authority Shares
                           Title of                            Share or    Share  PUT/     Invest.    Other  -----------------------
                            Class      CUSIP        Value      Prin. Amt.  PRN    CALL    Discretion  Mgrs.  Sole     Shared    None

GENUINE PT CO               Common    372460-10   5,718,750    300,000                      Sole             300,000
CHUBB CORP                  Common    171232-10  11,868,750    150,000                      Sole             150,000
HERSHEY FOODS               Common    427866-10   5,953,750    110,000                      Sole             110,000
CATERPILLER INC COM         Common    149123-10   6,750,000    200,000                      Sole             200,000
BESTFOODS COM               Common    08658U-10   9,821,250    135,000                      Sole             135,000
GEN MILLS INC               Common    370334-10   7,987,500    225,000                      Sole             225,000
KIMBERLY-CLARK CORP         Common    494368-10   8,930,000    160,000                      Sole             160,000
PITNEY BOWES INC COM        Common    724479-10   7,887,500    200,000                      Sole             200,000
BELLSOUTH CORP COM          Common    079860-10   8,050,000    200,000                      Sole             200,000
MERCK & COMPANY             Common    589331-10   5,582,813     75,000                      Sole              75,000
FORTUNE BRANDS INC          Common    349631-10   7,287,500    275,000                      Sole             275,000
EXXON MOBIL CORP COM        Common    30231G-10   8,912,500    100,000                      Sole             100,000
HEWLETT-PACKARD CO          Common    428236-10   4,850,000     50,000                      Sole              50,000
DOW JONES & CO INC COM      Common    260561-10   2,250,600     37,200                      Sole              37,200
CHEVRON CORP COM            Common    166751-10   8,525,000    100,000                      Sole             100,000
TEXACO INC                  Common    881694-10   6,562,500    125,000                      Sole             125,000
CONOCO INC                  Common    208251-40   2,481,779     92,131                      Sole              92,131
INTL PAPER CO COM           Common    460146-10   5,112,801    178,224                      Sole             178,224
CONAGRA INC COM             Common    205887-10   7,021,875    350,000                      Sole             350,000
WACHOVIA CORP               Common    929771-10   7,085,938    125,000                      Sole             125,000
WEYERHAEUSER CO             Common    962166-10   6,056,250    150,000                      Sole             150,000
GATX CORP                   Common    361448-10   8,375,000    200,000                      Sole             200,000
ELECTRA DATA SYS CORP COM   Common    285661-10     207,500      5,000                      Sole               5,000
DEERE & CO                  Common    244199-10   7,148,750    215,000                      Sole             215,000
MINN MNG & MFG CO. COM      Common    604059-10   6,834,375     75,000                      Sole              75,000
EATON CORP                  Common    278058-10   6,778,750    110,000                      Sole             110,000
MORGAN J P & CO INC COM     Common    616880-10  10,619,375     65,000                      Sole              65,000
NATL CY CORP                Common    635405-10   9,403,125    425,000                      Sole             425,000
MARSH & MC LENNAN CO'S INC  Common    571748-10   7,965,000     60,000                      Sole              60,000
AMER GEN CORP COM           Common    026351-10   9,750,000    125,000                      Sole             125,000
TECO ENERGY INC COM         Common    872375-10   5,750,000    200,000                      Sole             200,000
VERIZON COMMUNICATIONS COM  Common    92343V-10   5,909,375    122,000                      Sole             122,000
SBC COMMUNICATIONS INC.     Common    78387G-10   8,750,000    175,000                      Sole             175,000
SYSCO CORP COM              Common    871829-10   8,104,688    175,000                      Sole             175,000
ANHEUSER-BUSCH CO INC COM   Common    035229-10   8,462,500    200,000                      Sole             200,000
MAYTAG CORP COM             Common    578592-10   6,212,500    200,000                      Sole             200,000
CONOCO INC                  Common    208251-30   5,878,125    225,000                      Sole             225,000
EMERSON ELEC CO             Common    291011-10   6,700,000    100,000                      Sole             100,000
MEAD CORP                   Common    582834-10   5,610,000    240,000                      Sole             240,000
PPG IND INC COM             Common    693506-10   5,953,125    150,000                      Sole             150,000
SOUTHTRUST CORP COM         Common    844730-10   3,143,750    100,000                      Sole             100,000
GRAND TOTAL                                     282,252,994  6,504,555                                     6,504,555


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